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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                                         -----------------------
                                                               SEC USE ONLY
                                                         -----------------------

                                    FORM 13F
                                                         -----------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended March 31st, 2001.
                                                     ----------    --

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  [ ]
Todd Investment Advisors,  Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,  Louisville,    KY      40202
--------------------------------------------------------------------------------
Business Address                 (Street)            (City)    (State)    (Zip)
Bosworth M. Todd   (502) 585-3121          Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION
--------------------------------------------------------------------------------
                INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 8th day of May, 2001.

                                          TODD INVESTMENT ADVISORS, INC.
                                          ------------------------------
                                    (Name of Institutional Investment Manager)


                                                 Bosworth M. Todd
                                          ------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                        13f file No.:         Name:                             13f file No.:
-----------------------------------------------------------------  --------------------------------  ------------------------------
1. Todd Investment Advisors, Inc.               28-834             6.
-----------------------------------------------------------------  --------------------------------  ------------------------------
2.                                                                 7.
-----------------------------------------------------------------  --------------------------------  ------------------------------
3.                                                                 8.
-----------------------------------------------------------------  --------------------------------  ------------------------------
4.                                                                 9.
-----------------------------------------------------------------  --------------------------------  ------------------------------
5.                                                                 10.
-----------------------------------------------------------------  --------------------------------  ------------------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                             0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                      187
FORM 13F INFORMATION TABLE VALUE TOTAL:                                  1710861


LIST OF OTHER INCLUDED MANAGERS:
NO.                                      13F FILE NUMBER                    NAME

Page 1 of 10

                                                               FORM 13F                                     (SEC USE ONLY)

                                           Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                 Item 8:
                      Item 2:             Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
      Item 1:          Title     Item 3:   Fair    Shares of ---------------------------------  Item 7:  --------------------------
   Name of Issuer       of        CUSIP   Market   Principal           (b)Shared-              Managers
                       Class      Number   Value     Amount  (a)Sole   As Defined   (c)Shared- See Inst. V (a)Sole (b)Shared (c)None
                                                                        in Inst. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs           Common    002824100  35023     742970                                                 124540          618430
-----------------------------------------------------------------------------------------------------------------------------------
Aegon NV              Common    007924103   1332      45561                                                   9208           36353
-----------------------------------------------------------------------------------------------------------------------------------
Agilent Tech          Common    00846U101  10725     348996                                                  65132          283864
-----------------------------------------------------------------------------------------------------------------------------------
Allergan              Common    018490102    282       3800                                                      0            3800
-----------------------------------------------------------------------------------------------------------------------------------
American Express      Common    025816109    684      16570                                                  16430             140
-----------------------------------------------------------------------------------------------------------------------------------
American General      Common    026351106    227       5930                                                      0            5930
-----------------------------------------------------------------------------------------------------------------------------------
American Home Prod.   Common    026609107   1648      28043                                                   2300           25743
-----------------------------------------------------------------------------------------------------------------------------------
American Intl
Group                 Common    026874107  12618     156753                                                   2670          154083
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch        Common    035229103   8322     183690                                                 163060           20630
-----------------------------------------------------------------------------------------------------------------------------------
Applied Films
Corp                  Common     38197109    134      11600                                                  11600               0
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials     Common    038222105  11671     266100                                                  85350          180750
-----------------------------------------------------------------------------------------------------------------------------------
Applix                Common    038316105     83      32300                                                  32300               0
-----------------------------------------------------------------------------------------------------------------------------------
Archstone Cmntys      Common    039581103   4093     166075                                                 141925           24150
-----------------------------------------------------------------------------------------------------------------------------------
Aurora Biosciences    Common    051920106    340      19000                                                  19000               0
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data        Common    053015103  25991     477950                                                   5550          472400
-----------------------------------------------------------------------------------------------------------------------------------
Avon Products         Common    054303102    416      10400                                                    800            9600
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America
Corp.                 Common    060505104  59536    1087492                                                 202082          885410
-----------------------------------------------------------------------------------------------------------------------------------
                                  TOTAL   173125
-----------------------------------------------------------------------------------------------------------------------------------

Page 2 of 10

                                                               FORM 13F                                     (SEC USE ONLY)

                                           Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                 Item 8:
                      Item 2:             Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
      Item 1:          Title     Item 3:   Fair    Shares of ---------------------------------  Item 7:  --------------------------
   Name of Issuer       of        CUSIP   Market   Principal           (b)Shared-              Managers
                       Class      Number   Value     Amount  (a)Sole   As Defined   (c)Shared- See Inst. V (a)Sole (b)Shared (c)None
                                                                        in Inst. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Bank One Corp         Common    06423A103  15887     438854                                                  17462          421392
-----------------------------------------------------------------------------------------------------------------------------------
Baxter Int'l          Common    071813109    518       5500                                                    700            4800
-----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp.       Common    079860102   1242      30344                                                    700           29644
-----------------------------------------------------------------------------------------------------------------------------------
Block, H& R Inc.      Common    093671105  37494     747905                                                 137755          610150
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Company        Common    097023105    936      16790                                                  16700              90
-----------------------------------------------------------------------------------------------------------------------------------
BP Amoco PLC          Common    055622104  25113     505249                                                  89869          415380
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers         Common    110122108   1202      20254                                                   2580           17674
-----------------------------------------------------------------------------------------------------------------------------------
Brown Foreman
Corp B                Common    115637209    471       7600                                                    500            7100
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources  Common    122014103   1213      26209                                                  26209               0
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health       Common    14149Y108   8058      86935                                                  77160            9775
-----------------------------------------------------------------------------------------------------------------------------------
Century Tel Inc.      Common    156700106    279       9687                                                    400            9287
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp          Common    166751107    884      10065                                                   5025            5040
-----------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.           Common    125509109   4092      38605                                                  33760            4845
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Finl
Corp                  Common    172062101    368       9700                                                      0            9700
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc         Common    17275R102  12418     784790                                                 189310          595480
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup             Common    172967101  21205     470901                                                  38875          432026
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co          Common    191216100   8684     192294                                                  20150          172144
-----------------------------------------------------------------------------------------------------------------------------------
                                  TOTAL   140064
-----------------------------------------------------------------------------------------------------------------------------------

Page 3 of 10

                                                               FORM 13F                                     (SEC USE ONLY)

                                           Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                 Item 8:
                      Item 2:             Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
      Item 1:          Title     Item 3:   Fair    Shares of ---------------------------------  Item 7:  --------------------------
   Name of Issuer       of        CUSIP   Market   Principal           (b)Shared-              Managers
                       Class      Number   Value     Amount  (a)Sole   As Defined   (c)Shared- See Inst. V (a)Sole (b)Shared (c)None
                                                                        in Inst. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive     Common    194162103    354       6400                                                      0            6400
-----------------------------------------------------------------------------------------------------------------------------------
Computer Assoc.       Common    204912109  15040     549820                                                 103320          446500
-----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences     Common    205363104  21073     650565                                                 137190          513375
-----------------------------------------------------------------------------------------------------------------------------------
Comtech Telecom       Common    205826209    163      12500                                                  12500               0
-----------------------------------------------------------------------------------------------------------------------------------
Conoco Cl A           Common    208251306  20151     715320                                                 122870          592450
-----------------------------------------------------------------------------------------------------------------------------------
Conoco Cl B           Common    208251405   3834     135722                                                 127637            8085
-----------------------------------------------------------------------------------------------------------------------------------
Conventry
Healthcare            Common    222862104    166      10000                                                  10000               0
-----------------------------------------------------------------------------------------------------------------------------------
Dell Computer         Common    239753106    308      12000                                                  12000               0
-----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines       Common    247361108  12170     308100                                                  39850          268250
-----------------------------------------------------------------------------------------------------------------------------------
Disney Walt Company   Common    254687106    766      26800                                                  15200           11600
-----------------------------------------------------------------------------------------------------------------------------------
Dollar General        Common    256669102   1682      80535                                                  75160            5375
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc      Common    25746U109   1704      25740                                                  11890           13850
-----------------------------------------------------------------------------------------------------------------------------------
Donaldson Inc         Common    257651109    294      11000                                                  11000               0
-----------------------------------------------------------------------------------------------------------------------------------
Doral Finl            Common    25811P100    240       8000                                                   8000               0
-----------------------------------------------------------------------------------------------------------------------------------
Dot Hill System       Common    25848T109    140      72000                                                  60000           12000
-----------------------------------------------------------------------------------------------------------------------------------
Dover Corp            Common    260003108    412      11500                                                      0           11500
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical          Common    260543103  10072     319027                                                   9750          309277
-----------------------------------------------------------------------------------------------------------------------------------
                                  TOTAL    88569
-----------------------------------------------------------------------------------------------------------------------------------

Page 4 of 10

                                                               FORM 13F                                     (SEC USE ONLY)

                                           Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                 Item 8:
                      Item 2:             Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
      Item 1:          Title     Item 3:   Fair    Shares of ---------------------------------  Item 7:  --------------------------
   Name of Issuer       of        CUSIP   Market   Principal           (b)Shared-              Managers
                       Class      Number   Value     Amount  (a)Sole   As Defined   (c)Shared- See Inst. V (a)Sole (b)Shared (c)None
                                                                        in Inst. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont E I           Common    263534109    749      18392                                                  13900            4492
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy           Common    264399106  52134    1218208                                                 227960          990248
-----------------------------------------------------------------------------------------------------------------------------------
Duke Weeks Realty     Common    264411505   2109      91080                                                  68330           22750
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp          Common    28336L109  31657     484216                                                 131657          352559
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co       Common    291011104  35405     570812                                                 109637          461175
-----------------------------------------------------------------------------------------------------------------------------------
Englehard Corp.       Common    292845104   8712     336900                                                  58800          278100
-----------------------------------------------------------------------------------------------------------------------------------
Equity Office Pptys   Common    294741103   1353      48360                                                  33560           14800
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential
Pptys                 Common    29476L107   2242      43315                                                  34215            9100
-----------------------------------------------------------------------------------------------------------------------------------
ExxonMobil Corp       Common    30231G102  46456     573502                                                  61717          511785
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae            Common    313586109  29347     368870                                                  93670          275200
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan
Mtg Co                Common    313400301    609       9400                                                   2500            6900
-----------------------------------------------------------------------------------------------------------------------------------
Federal Realty
Inv Tr                Common    313747206   3227     165000                                                      0          165000
-----------------------------------------------------------------------------------------------------------------------------------
Filenet Corp          Common    316869106    168      10700                                                   8700            2000
-----------------------------------------------------------------------------------------------------------------------------------
First Industrial
Realty                Common    32054K103   2996      94710                                                  77760           16950
-----------------------------------------------------------------------------------------------------------------------------------
Fleetboston Finl
Corp                  Common    339030108   5247     138990                                                 128190           10800
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics Intl      Common    Y2573F102   2674     171973                                                 144485           27488
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.        Common    345370860  16004     568291                                                 125835          442456
-----------------------------------------------------------------------------------------------------------------------------------
                                  TOTAL   241089
-----------------------------------------------------------------------------------------------------------------------------------

Page 5 of 10

                                                               FORM 13F                                     (SEC USE ONLY)

                                           Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                 Item 8:
                      Item 2:             Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
      Item 1:          Title     Item 3:   Fair    Shares of ---------------------------------  Item 7:  --------------------------
   Name of Issuer       of        CUSIP   Market   Principal           (b)Shared-              Managers
                       Class      Number   Value     Amount  (a)Sole   As Defined   (c)Shared- See Inst. V (a)Sole (b)Shared (c)None
                                                                        in Inst. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Inc.          Common    364730101  12638     211620                                                      0          211620
-----------------------------------------------------------------------------------------------------------------------------------
General Electric      Common    369604103  51753    1234343                                                 242896          991447
-----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp          Common    401698105    263       5850                                                   2200            3650
-----------------------------------------------------------------------------------------------------------------------------------
Guilford
Pharmaceuticals       Common    401829106    185      10000                                                  10000               0
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co        Common    406216101    261       7100                                                   7100               0
-----------------------------------------------------------------------------------------------------------------------------------
Harmonic Inc          Common    413160102    167      29719                                                  29719               0
-----------------------------------------------------------------------------------------------------------------------------------
Hauppage Digital      Common    419131107     39      17150                                                  17150               0
-----------------------------------------------------------------------------------------------------------------------------------
Heinz H J Co          Common    423074103  11489     285800                                                      0          285800
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co    Common    428236103  17632     564560                                                 113120          451440
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot            Common    437076102  29748     648450                                                  82100          566350
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell Int'l Inc   Common    438516106    959      23470                                                  19300            4170
-----------------------------------------------------------------------------------------------------------------------------------
Household Intl        Common    441815107  21169     356540                                                  87890          268650
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.           Common    458140100  31305    1187705                                                 182515         1005190
-----------------------------------------------------------------------------------------------------------------------------------
International
Busn Mach             Common    459200101   1464      15218                                                   6750            8468
-----------------------------------------------------------------------------------------------------------------------------------
International
Paper Co              Common    460146103   5781     160214                                                      0          160214
-----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group     Common    460690100   1752      51000                                                  51000               0
-----------------------------------------------------------------------------------------------------------------------------------
J P Morgan
Chase & Co            Common    46625H100  29706     661202                                                 138731          522471
-----------------------------------------------------------------------------------------------------------------------------------
                                  TOTAL   216311
-----------------------------------------------------------------------------------------------------------------------------------

Page 6 of 10

                                                               FORM 13F                                     (SEC USE ONLY)

                                           Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                 Item 8:
                      Item 2:             Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
      Item 1:          Title     Item 3:   Fair    Shares of ---------------------------------  Item 7:  --------------------------
   Name of Issuer       of        CUSIP   Market   Principal           (b)Shared-              Managers
                       Class      Number   Value     Amount  (a)Sole   As Defined   (c)Shared- See Inst. V (a)Sole (b)Shared (c)None
                                                                        in Inst. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot       Common    475070108    379       5586                                                    300            5286
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson     Common    478160104  19732     225582                                                  31852          193730
-----------------------------------------------------------------------------------------------------------------------------------
Kerr McGee            Common    492386107  21004     322813                                                  96263          226550
-----------------------------------------------------------------------------------------------------------------------------------
Key Production        Common    493138101    311      15000                                                  15000               0
-----------------------------------------------------------------------------------------------------------------------------------
Keyspan Corp          Common    49337W100  17163     449935                                                  74935          375000
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark        Common    494368103  73711    1089708                                                 221927          867781
-----------------------------------------------------------------------------------------------------------------------------------
Lasersight Inc.       Common    517924106     30      16400                                                  16400               0
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl          Common    529771107   1220      26715                                                  23620            3095
-----------------------------------------------------------------------------------------------------------------------------------
Lightbridge Inc       Common    532226107    173      15102                                                  15102               0
-----------------------------------------------------------------------------------------------------------------------------------
Lilly, Eli & Company  Common    532457108    953      12428                                                   8378            4050
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp  Common    539830109    952      26625                                                  14025           12600
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies   Common    549463107   1497     150180                                                      0          150180
-----------------------------------------------------------------------------------------------------------------------------------
Mack Cali Rlty Corp   Common    554489104   2497      92490                                                  88490            4000
-----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos  Common    571748102    451       4760                                                      0            4760
-----------------------------------------------------------------------------------------------------------------------------------
MBIA                  Common    55262C100   2099      26195                                                  14295           11900
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.            Common    55262L100  45958    1387668                                                 285590         1102078
-----------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp.       Common    580135101    740      27860                                                  17350           10510
-----------------------------------------------------------------------------------------------------------------------------------
                                  TOTAL   188870
-----------------------------------------------------------------------------------------------------------------------------------

Page 7 of 10

                                                               FORM 13F                                     (SEC USE ONLY)

                                           Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                 Item 8:
                      Item 2:             Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
      Item 1:          Title     Item 3:   Fair    Shares of ---------------------------------  Item 7:  --------------------------
   Name of Issuer       of        CUSIP   Market   Principal           (b)Shared-              Managers
                       Class      Number   Value     Amount  (a)Sole   As Defined   (c)Shared- See Inst. V (a)Sole (b)Shared (c)None
                                                                        in Inst. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Mechanical Technology Common    583538103    181      41300                                                  41300               0
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp Common    58551A108    474      11690                                                   1250           10440
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc        Common    589331107  40828     538516                                                 119315          419201
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp  Common    552848103  10084     148560                                                 126160           22400
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.       Common    594918104  63245    1151780                                                 300175          851605
-----------------------------------------------------------------------------------------------------------------------------------
Mid Atlantic Med
Svcs Inc.             Common    59523C107    223      11000                                                  11000               0
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Mng & Mfg   Common    504059105   1093      10512                                                   7200            3312
-----------------------------------------------------------------------------------------------------------------------------------
MRV Communications    Common    553477100    119      17100                                                  17100               0
-----------------------------------------------------------------------------------------------------------------------------------
National City Corp.   Common    635405103   2020      75498                                                   5100           70398
-----------------------------------------------------------------------------------------------------------------------------------
North American
Scientific            Common    65715D100    163      15400                                                  15400               0
-----------------------------------------------------------------------------------------------------------------------------------
Omi Corp              Common    Y6476W104    156      24000                                                  24000               0
-----------------------------------------------------------------------------------------------------------------------------------
Orchid Biosciences    Common    68571P100    140      29400                                                  29400               0
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico               Common    713448108    563      12800                                                  10500            2300
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.           Common    717081103  28496     695872                                                  50500          645372
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacia             Common    71713U102    494       9800                                                    500            9300
-----------------------------------------------------------------------------------------------------------------------------------
Phillips Pete Co      Common    718507106    334       6075                                                      0            6075
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial         Common    693475105   5700      84414                                                  67785           16629
-----------------------------------------------------------------------------------------------------------------------------------
                                  TOTAL   154313
-----------------------------------------------------------------------------------------------------------------------------------

Page 8 of 10

                                                               FORM 13F                                     (SEC USE ONLY)

                                           Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                 Item 8:
                      Item 2:             Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
      Item 1:          Title     Item 3:   Fair    Shares of ---------------------------------  Item 7:  --------------------------
   Name of Issuer       of        CUSIP   Market   Principal           (b)Shared-              Managers
                       Class      Number   Value     Amount  (a)Sole   As Defined   (c)Shared- See Inst. V (a)Sole (b)Shared (c)None
                                                                        in Inst. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Polymedica Corp       Common    731738100    228      10000                                                   1000            9000
-----------------------------------------------------------------------------------------------------------------------------------
Pride Int'l Inc.      Common    741932107    368      16100                                                  14100            2000
-----------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Co.  Common    742718109   1085      17348                                                   2000           15348
-----------------------------------------------------------------------------------------------------------------------------------
Providian Finl Corp   Common    74406A102    972      19820                                                   4000           15820
-----------------------------------------------------------------------------------------------------------------------------------
Ralston Purina        Common    751227302    589      18900                                                   2300           16600
-----------------------------------------------------------------------------------------------------------------------------------
Ramtron International Common    751907304    110      25350                                                  25350               0
-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Cl B         Common    755111408   8153     277500                                                  18700          258800
-----------------------------------------------------------------------------------------------------------------------------------
Regions Finl corp.    Common    758940100  12432     437150                                                      0          437150
-----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Common    780257804   9279     167364                                                  33800          133564
-----------------------------------------------------------------------------------------------------------------------------------
S Y Bancorp           Common    785060104    992      35425                                                   8854           26571
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.          Common    786514208  23670     429990                                                  92615          337375
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.        Common    803111103    446      20670                                                   3000           17670
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications    Common    78387G103  57248    1284903                                                 213760         1071143
-----------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp  Common    806605101    690      18900                                                      0           18900
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd      Common    806857108   7742     134370                                                  26270          108100
-----------------------------------------------------------------------------------------------------------------------------------
Scholastic Corp       Common    807066105    252       7000                                                   7000               0
-----------------------------------------------------------------------------------------------------------------------------------
Sernena Software      Common    817492101     91      10000                                                  10000               0
-----------------------------------------------------------------------------------------------------------------------------------
                                  TOTAL   124347
-----------------------------------------------------------------------------------------------------------------------------------

Page 9 of 10

                                                               FORM 13F                                     (SEC USE ONLY)

                                           Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                 Item 8:
                      Item 2:             Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
      Item 1:          Title     Item 3:   Fair    Shares of ---------------------------------  Item 7:  --------------------------
   Name of Issuer       of        CUSIP   Market   Principal           (b)Shared-              Managers
                       Class      Number   Value     Amount  (a)Sole   As Defined   (c)Shared- See Inst. V (a)Sole (b)Shared (c)None
                                                                        in Inst. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Storage
Tech                  Common    827057100    107      12300                                                  12300               0
-----------------------------------------------------------------------------------------------------------------------------------
Serologicals          Common    817523103    135      10000                                                  10000               0
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property
Group                 Common    828806109   2670     104287                                                  90570           13717
-----------------------------------------------------------------------------------------------------------------------------------
Spieker Pptys Inc     Common    848497103   5702     104370                                                  84420           19950
-----------------------------------------------------------------------------------------------------------------------------------
Southern Company      Common    842587107    435      12400                                                   1600           10800
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Labs Inc.   Common    84749R100    368      15000                                                  15000               0
-----------------------------------------------------------------------------------------------------------------------------------
Sprint  Corp          Common    852061100   7556     343604                                                  99370          244234
-----------------------------------------------------------------------------------------------------------------------------------
State Auto Finl       Common    855707105    152      10000                                                      0           10000
-----------------------------------------------------------------------------------------------------------------------------------
State Str Corp        Common    857477103    514       5500                                                      0            5500
-----------------------------------------------------------------------------------------------------------------------------------
Sungard Data          Common    867363103  22704     460870                                                 142390          318480
-----------------------------------------------------------------------------------------------------------------------------------
Take Two Interactive  Common    874054109    165      11600                                                  11600               0
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp           Common    87612E106  73468   22036332                                                 356032        21680300
-----------------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc.      Common    872375100  18163     605105                                                 171505          433600
-----------------------------------------------------------------------------------------------------------------------------------
Tee Comm
Electrs Inc.          Common    87900H100      0      10000                                                      0           10000
-----------------------------------------------------------------------------------------------------------------------------------
Texaco Inc.           Common    881694103  23487     352894                                                  94794          258100
-----------------------------------------------------------------------------------------------------------------------------------
Troy Group Inc        Common    89733N106     59      19180                                                  19180               0
-----------------------------------------------------------------------------------------------------------------------------------
Tumbleweed Comm       Common    899690101     21      11000                                                  11000               0
-----------------------------------------------------------------------------------------------------------------------------------
                                  TOTAL   155706
-----------------------------------------------------------------------------------------------------------------------------------

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Page 10 of 10

                                                               FORM 13F                                     (SEC USE ONLY)

                                           Name of Reporting Manager Todd Investment Advisors

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                                                                         Item 6:                                 Item 8:
                      Item 2:             Item 4:   Item 5:       Investment Discretion                   Voting Authority (Shares)
      Item 1:          Title     Item 3:   Fair    Shares of ---------------------------------  Item 7:  --------------------------
   Name of Issuer       of        CUSIP   Market   Principal           (b)Shared-              Managers
                       Class      Number   Value     Amount  (a)Sole   As Defined   (c)Shared- See Inst. V (a)Sole (b)Shared (c)None
                                                                        in Inst. V     Other
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
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Tupperware Corp       Common    899896104    262      11000                                                   1000           10000
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Union Pac             Common    907818108   7830     139200                                                      0          139200
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United Technologies   Common    913017109  58928     803230                                                 155340          647890
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Unitedhealth
Group Inc             Common    91324P102  16486     278200                                                   6200          272000
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Unocal                Common    915289102  16690     482790                                                  85390          397400
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USX Marathon Group    Common    902905827    412      15300                                                  15300               0
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US Bancorp Del        Common    902973304    503      21700                                                  18000            3700
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Verizon Comm          Common    92343V104  63039    1277272                                                 210344         1066928
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Vintage Pete Inc      Common    927460105    204      10000                                                  10000               0
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Wachovia Corp.        Common    929771103  30234     501588                                                  90520          411068
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Wal Mart Stores       Common    931142103   1587      31440                                                  11720           19720
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Walgreen Co           Common    931422109   1178      28863                                                   2100           26763
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Waste Connection      Common    941053100    207       7200                                                   7200               0
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Wellpoint Health
Network               Common    94973H108  29153     305880                                                  25530          280350
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Worldcom Inc          Common    98157D106    416      22271                                                    120           22151
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Xcel Energy           Common    98389B100   1248     414504                                                  50200          364304
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Xeta Technologies     Common    983909102     90      16400                                                  16400               0
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                                  TOTAL   228467
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                          COMPANY TOTAL  1710861
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